Joint Ventures (Details Textual)		1 Months Ended		12 Months Ended
	Jun. 10, 2017 USD ($)	May 31, 2016 USD ($)	Mar. 28, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 06, 2017 USD ($)	Oct. 06, 2017 CLF ( )	Jun. 30, 2017
Other cash payments to acquire interests in joint ventures, classified as investing activities				$ 38,088,000	$ 45,000,000	$ 59,000
Minera Exar S.A. [Member]
Percentage of voting equity interests acquired			50.00%						50.00%
Acquisitions through business combinations, intangible assets and goodwill	$ 6,205,000
Other cash payments to acquire interests in joint ventures, classified as investing activities			$ 25,000
Capital contributions made by related entities							$ 13,300	230,422.5
Percentage of interest held by other entities							50.00%	50.00%
SQM vitas [Member]
Percentage of voting equity interests acquired		100.00%
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements		$ 104